EMPLOYEE BENEFIT PLANS - Schedule of Changes in Projected Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 64,076	$ 66,898
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation – beginning of fiscal year	66,898	65,993
Interest cost	2,312	2,615	$ 2,382
Service cost	133	171	115
Benefit payments	(4,227)	(4,158)
Plan amendments	275	0
Actuarial (gains) losses	(1,315)	2,277
Projected benefit obligation – end of fiscal year	64,076	66,898	65,993
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	56,378	58,551
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation – beginning of fiscal year	58,551	58,403
Interest cost	2,055	2,354
Service cost	97	137
Benefit payments	(3,681)	(3,708)
Plan amendments	275	0
Actuarial (gains) losses	(919)	1,365
Projected benefit obligation – end of fiscal year	56,378	58,551	58,403
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	7,698	8,347
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation – beginning of fiscal year	8,347	7,590
Interest cost	257	261	218
Service cost	36	34	22
Benefit payments	(546)	(450)
Plan amendments	0	0
Actuarial (gains) losses	(396)	912
Projected benefit obligation – end of fiscal year	$ 7,698	$ 8,347	$ 7,590